Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues - third party customers	$ 11,697,156	$ 10,887,822
Revenues - related parties	548,351	588,733
Total Revenues	12,245,507	11,476,555
Cost of revenues - third party customers	(7,170,811)	(7,344,048)
Cost of revenues - related parties	(285,258)	(351,601)
Total cost of revenues	(7,456,069)	(7,695,649)
Gross Profit	4,789,438	3,780,906
Operating expenses:
Selling expenses	1,000,340	933,861
General and administrative expenses	2,186,886	2,936,038
Research and development expenses	254,924	148,528
Total operating expenses	3,442,150	4,018,427
Income (loss) from operations	1,347,288	(237,521)
Other expenses:
Interest expense, net	(111,690)	(125,384)
Foreign exchange transaction gain (loss)	(119,082)	46,905
Other income (expenses), net	158,565	(3,766)
Gain from disposition of a subsidiary	5,104
Total other expense, net	(67,103)	(82,245)
Income (loss) before income taxes	1,280,185	(319,766)
Provision for income taxes	530,679	104,730
Net income (loss)	749,506	(424,496)
Less: net loss attributable to noncontrolling interest	(89,742)	(41,402)
Net income (loss) attributable to Dogness (International) Corporation	839,248	(383,094)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	4,171,436	(826,508)
Comprehensive income (loss)	4,920,942	(1,251,004)
Less: comprehensive loss attributable to noncontrolling interest	(39,791)	(48,046)
Comprehensive income (loss) attributable to Dogness (International) Corporation	$ 4,960,733	$ (1,202,958)
Earnings (Loss) Per share
Basic	$ 0.03	$ (0.01)
Diluted	$ 0.03	$ (0.01)
Weighted Average Shares Outstanding
Basic	25,913,631	25,913,631
Diluted	25,931,146	25,913,631